SCHEDULE OF COMMON STOCK WARRANT ACTIVITY (Details)	6 Months Ended
Jun. 30, 2021 shares
Equity [Abstract]
Beginning balance	21,924,307
Issuances	11,850,000
Exercises	(31,859)
Ending balance	33,742,448